Shareholders' equity - Regulatory Capital Ratios (Details)	Dec. 31, 2020	Dec. 31, 2019
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
CET1 ratio	0.131	0.115
Tier 1 capital ratio	0.158	0.137
Total capital ratio	0.167	0.144
Tier 1 leverage ratio	0.063	0.066
SLR	0.086	0.061
The Bank of New York Mellon
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
CET1 ratio	0.171	0.151
Tier 1 capital ratio	0.171	0.151
Total capital ratio	0.173	0.152
Tier 1 leverage ratio	0.064	0.069
SLR	0.085	0.064